Document and Entity Information	Jun. 21, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	BANK OF AMERICA CORP /DE/
Amendment Flag	false
Entity Central Index Key	0000070858
Document Type	8-K
Document Period End Date	Jun. 21, 2024
Entity Incorporation State Country Code	DE
Entity File Number	1-6523
Entity Tax Identification Number	56-0906609
Entity Address, Address Line One	100 North Tryon Street
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28255
City Area Code	(704)
Local Phone Number	386-5681
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	BAC
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11000th Interest In A Share Of Floating Rate Not Cumulative Preferred Stock Series E 5 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of Floating Rate Non-Cumulative Preferred Stock, Series E
Trading Symbol	BAC PrE
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11000th Interest In A Share Of 6.000 Not Cumulative Preferred Stock Series Gg Member 13 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 6.000% Non-Cumulative Preferred Stock, Series GG
Trading Symbol	BAC PrB
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11000th Interest In A Share Of 5.875 Not Cumulative Preferred Stock Series Hh 6 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 5.875% Non-Cumulative Preferred Stock, Series HH
Trading Symbol	BAC PrK
Security Exchange Name	NYSE
Series L Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.25% Non-Cumulative Perpetual Convertible Preferred Stock, Series L
Trading Symbol	BAC PrL
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11200th Interest In A Share Of Bank Of America Corporation Floating Rate Not Cumulative Preferred Stock Series 11 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,200th interest in a share of Bank of America Corporation Floating Rate Non-Cumulative Preferred Stock
Trading Symbol	BML PrG
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11200th Interest In A Share Of Bank Of America Corporation Floating Rate Not Cumulative Preferred Stock Series 22 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,200th interest in a share of Bank of America Corporation Floating Rate Non-Cumulative Preferred Stock
Trading Symbol	BML PrH
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11200th Interest In A Share Of Bank Of America Corporation Floating Rate Not Cumulative Preferred Stock Series 43 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,200th interest in a share of Bank of America Corporation Floating Rate Non-Cumulative Preferred Stock
Trading Symbol	BML PrJ
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11200th Interest In A Share Of Bank Of America Corporation Floating Rate Not Cumulative Preferred Stock Series 54 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,200th interest in a share of Bank of America Corporation Floating Rate Non-Cumulative Preferred Stock
Trading Symbol	BML PrL
Security Exchange Name	NYSE
Floating Rate Preferred Hybrid Income Term Securities Of Bac Capital Trust Xiii And The Guarantee Related Thereto Member 15 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Floating Rate Preferred Hybrid Income Term Securities of BAC Capital Trust XIII (and the guarantee related thereto)
Trading Symbol	BAC/PF
Security Exchange Name	NYSE
M 5.63 Fixed To Floating Rate Preferred Hybrid Income Term Securities Of Bac Capital Trust Xiv And The Guarantee Related Thereto 14 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.63% Fixed to Floating Rate Preferred Hybrid Income Term Securities of BAC Capital Trust XIV (and the guarantee related thereto)
Trading Symbol	BAC/PG
Security Exchange Name	NYSE
Income Capital Obligation Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	Income Capital Obligation Notes initially due December 15, 2066 of Bank of America Corporation
Trading Symbol	MER PrK
Security Exchange Name	NYSE
Senior Medium Term Notes Series A Step Up Callable Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	Senior Medium-Term Notes, Series A, Step Up Callable Notes, due November 28, 2031 of BofA Finance LLC (and the guarantee of the Registrant with
Trading Symbol	BAC/31B
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11000th Interest In A Share Of 5.375 Not Cumulative Preferred Stock Series Kk 7 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 5.375% Non-Cumulative Preferred Stock, Series KK
Trading Symbol	BAC PrM
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11000th Interest In A Share Of 5.000 Not Cumulative Preferred Stock Series Ll 8 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 5.000% Non-Cumulative Preferred Stock, Series LL
Trading Symbol	BAC PrN
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11000th Interest In A Share Of 4.375 Not Cumulative Preferred Stock Series Nn 9 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 4.375% Non-Cumulative Preferred Stock, Series NN
Trading Symbol	BAC PrO
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11000th Interest In A Share Of 4.125 Not Cumulative Preferred Stock Series Pp 10 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 4.125% Non-Cumulative Preferred Stock, Series PP
Trading Symbol	BAC PrP
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11000th Interest In A Share Of 4.250 Not Cumulative Preferred Stock Series Qq 11 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 4.250% Non-Cumulative Preferred Stock, Series QQ
Trading Symbol	BAC PrQ
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11000th Interest In A Share Of 4.750 Not Cumulative Preferred Stock Series Ss 12 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 4.750% Non-Cumulative Preferred Stock, Series SS
Trading Symbol	BAC PrS
Security Exchange Name	NYSE